Finance Income and Expense	12 Months Ended
Dec. 31, 2022
Finance Income and Expense [Abstract]
Finance income and expense

8. Finance income and expense

	Year ended December 31	Year ended December 31	Year ended December 31
	2022	2021	2020
	£’000	£’000	£’000
Finance income
Interest on bank deposits	2,111	232	486

Total finance income	2,111	232	486

Finance expense
Interest on Convertible Notes	(41,351)	-	-
Interest on loans and borrowings	(6,940)	(3,327)	(1,000)
Interest on lease liabilities	(5,048)	(1,336)	(298)

Total finance expense	(53,339)	(4,663)	(1,298)